FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Carrying amount
Cash and balances at central banks	$ 314,148	$ 169,445
Amounts due from banks	21,161	14,792
Receivables from securities financing transactions measured at amortized cost	99,039	67,814
Cash collateral receivables on derivative instruments	50,082	35,032
Loans and advances to customers	639,844	387,220
Other financial assets measured at amortized cost	65,498	53,264
Not measured at fair value
Carrying amount
Cash and balances at central banks	314,100	169,400
Amounts due from banks	21,200	14,800
Receivables from securities financing transactions measured at amortized cost	99,000	67,800
Cash collateral receivables on derivative instruments	50,100	35,000
Loans and advances to customers	633,700	374,900
Other financial assets measured at amortized cost	64,000	50,800
Not measured at fair value | Carrying amount approximates fair value
Carrying amount
Cash and balances at central banks	314,000	169,400
Amounts due from banks	19,700	14,000
Receivables from securities financing transactions measured at amortized cost	93,600	64,300
Cash collateral receivables on derivative instruments	50,100	35,000
Loans and advances to customers	196,900	134,300
Other financial assets measured at amortized cost	13,200	12,900
Not measured at fair value | Level 1
Carrying amount
Cash and balances at central banks	0	100
Amounts due from banks	0	0
Receivables from securities financing transactions measured at amortized cost	0	0
Cash collateral receivables on derivative instruments	0	0
Loans and advances to customers	0	0
Other financial assets measured at amortized cost	13,900	10,300
Not measured at fair value | Level 2
Carrying amount
Cash and balances at central banks	100	0
Amounts due from banks	1,200	700
Receivables from securities financing transactions measured at amortized cost	3,900	1,800
Cash collateral receivables on derivative instruments	0	0
Loans and advances to customers	54,500	45,900
Other financial assets measured at amortized cost	33,900	25,100
Not measured at fair value | Level 3
Carrying amount
Cash and balances at central banks	0	0
Amounts due from banks	200	0
Receivables from securities financing transactions measured at amortized cost	1,500	1,700
Cash collateral receivables on derivative instruments	0	0
Loans and advances to customers	382,200	194,700
Other financial assets measured at amortized cost	$ 2,600	$ 2,500